SPDR® SERIES TRUST

SPDR Barclays Convertible Securities ETF

SPDR Barclays High Yield Bond ETF

SPDR Barclays Short Term High Yield Bond ETF

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated February 3, 2016

to the Prospectus dated October 31, 2015, as supplemented

1)	Effective immediately, portfolio management information in the Funds’ Prospectus, with respect to the Funds shown in the table below, is hereby revised as set forth herein. This information replaces the applicable portfolio manager information beginning on the referenced pages of the Prospectus:

Fund	Page	Revised Portfolio Management Disclosure
SPDR Barclays Convertible Securities ETF	56

The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell and Christopher DiStefano.

Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager of the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 1997.

Christopher DiStefano is a Portfolio Manager within SSGA’s Fixed Income, Currency, and Cash Investments team. He joined SSGA in 2010.

SPDR Barclays High Yield Bond ETF	134

The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell, Kyle Kelly and Bradley Sullivan.

Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager of the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 1997.

Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2007.

Bradley J. Sullivan, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager of the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2015.

SPDR Barclays Short Term High Yield Bond ETF	145

The professionals primarily responsible for the day-to-day management of the Fund are Bradley Sullivan, Michael Brunell, and Kyle Kelly.

Bradley J. Sullivan, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager of the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2015.

Michael Brunell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager of the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 1997.

Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2007.

2)	Effective immediately, the table beginning on page 189 of the Funds’ Prospectus, under the heading “Portfolio Managers” in the section entitled “MANAGEMENT,” is hereby revised, with respect to the Funds, as follows:

Portfolio Managers	Fund
Michael Brunell and Christopher DiStefano	SPDR Barclays Convertible Securities ETF

Bradley J. Sullivan, Michael Brunell, and Kyle Kelly	SPDR Barclays High Yield Bond ETF SPDR Barclays Short Term High Yield Bond ETF SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

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SPDR® SERIES TRUST

SPDR Barclays Convertible Securities ETF

SPDR Barclays High Yield Bond ETF

SPDR Barclays Short Term High Yield Bond ETF

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated February 3, 2016 to the Statement of Additional Information (“SAI”)

dated October 31, 2015, as supplemented

Effective immediately, the table beginning on page 50, under the heading “PORTFOLIO MANAGERS,” in the section of the SAI entitled “MANAGEMENT OF THE TRUST,” is hereby revised, with respect to the Funds, as follows:

PORTFOLIO MANAGERS

Fund	Portfolio Managers
SPDR Barclays Convertible Securities ETF	Michael Brunell and Christopher DiStefano

SPDR Barclays High Yield Bond ETF	Michael Brunell, Kyle Kelly and Bradley J. Sullivan
SPDR Barclays Short Term High Yield Bond ETF
SPDR BofA Merrill Lynch Crossover
Corporate Bond ETF

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